Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	As of December 31,
	2025	2024

Trade payables	-	152
Other current liabilities - salaries and related expenses related parties (1)	381	125

(1)	See also Notes 10 and 12A above.

Schedule of Transactions with Related Parties	Transactions with related parties
	Year ended December 31,
	2025	2024	2023
General and administrative expenses - salaries and related expenses (including share-based payment) to related parties (1)	1,950	2,260	1,926

(1)	See also Notes 12A and 15C above.